NOTE 10 PROMISSORY NOTE (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
NOTE 8 ACCOUNTS RECEIVABLE
Interest income	$ (7,573)	$ (4,977)	$ 0